Annual Fund Operating Expenses - Class I2 - Transamerica Sustainable Equity Income - I2	Mar. 01, 2021
Operating Expenses:
Management fees	0.66%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.06%
Total annual fund operating expenses	0.72%

[1]	Management fees have been restated to reflect a reduction in management fees effective December 1, 2020.